Capital Stock (Details)		9 Months Ended
	Dec. 21, 2023 CAD ($) shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares
Capital Stock (Details) [Line Items]
Business Combination, Description		(i) 28,770,930 Common Shares outstanding; (ii) 2,031,250 Class A Non-Voting Special Shares outstanding, (iii) 999,963 Class B Non-Voting Special Shares outstanding, (iv) 999,963 Class C Non-Voting Special Shares outstanding, (v) 999,963 Class D Non-Voting Special Shares outstanding, (vi) 999,963 Class E Non-Voting Special Shares outstanding, (vii) 999,963 Class F Non-Voting Special Shares outstanding, and (viii) no preferred shares outstanding.
Shares issued		163,363
Standby equity purchase agreement term		3 years
Commitment amount (in Dollars) | $		$ 50	$ 50
Additional Shares Issued		3,333
Aggregate purchase price amount (in Dollars) | $		$ 57,724
Exercise of call option, description		(i) non-controlling interests of $9,508,328 and (ii) the related other component of equity of $2,431,688 were reversed leading to a reduction of deficit of $7,134,364.
Speacial shares		2,031,250
Speacial Shares Value (in Dollars) | $		$ 10,115,625
Weighted average price (in Dollars per share) | $ / shares			$ 16
Trading days		20
Common shares		682,685
Bottom of range [member]
Capital Stock (Details) [Line Items]
Equity Transaction interest percentage		60.00%
Earnout Non-Voting Special Shares | (per share)		$ 3.78	2.84
Top of range [member]
Capital Stock (Details) [Line Items]
Equity Transaction interest percentage		100.00%
Earnout Non-Voting Special Shares | (per share)		$ 5.22	$ 3.93
LeddarTech Shareholders [Member]
Capital Stock (Details) [Line Items]
Issued shares	4,999,815
Aggregate fair value (in Dollars) | $	$ 22,960,000
Class A Non-Voting Special Shares [Member] | Weighted Average Price One [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares		12
Class A Non-Voting Special Shares [Member] | Weighted Average Price Two [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares		14
Class A Non-Voting Special Shares [Member] | Weighted Average Price Three [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares		$ 16
Class B Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares		999,963
Common Shares description		if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $12.00; or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $12.00 per Common Share
Class C Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares		999,963
Common Shares description		if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $14.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $14.00 per Common Share
Class D Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares		999,963
Common Shares description		if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $16.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $16.00 per Common Share
Class E Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares		999,963
Common Shares description		if (y) the Company enters into its first customer contract with an OEM (or with a Tier-1 who has a contract with an OEM and meets the same conditions) that represents a design win for the Company for an OEM series production vehicle that will create at least 150,000 units a year in volume for its fusion and perception products or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share
Class F Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares		999,963
Common Shares description		if (y) the Company (i) sends out its first undisputed invoice for payment for product delivery for OEM installation against a contract with an OEM (or with a Tier-1 who has a contract with an OEM) needing in excess of 150,000 units a year in volume for its fusion and perception products and (ii) appropriately books that invoice as revenue in accordance with IFRS requirements or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share
Ordinary shares [member]
Capital Stock (Details) [Line Items]
Shares issued		682,685
Shares of common stock.		500,000
Commitment fee amount		0.75%